Accounts Payable and Accrued Liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Trade and other current payables [abstract]
Accounts payable	$ 6,858,814	$ 7,765,802
Accrued liabilities	2,361,599	3,965,194
Holdback payable	0	622,907
Other payable	133,218	22,922
Total	$ 9,353,631	$ 12,376,825